Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Warrants [Abstract]
Schedule of warrants outstanding
Number of Shares Underlying Warrants	Exercise Price	Expiration Date
268,046	$3.60	03/17/2019
80,148	$2.3625	09/24/2020

Schedule of warrant activity
	Number of Shares Underlying Warrants	Weighted average exercise price
Outstanding, January 1, 2016	698,194	$4.95
Granted	-	-
Expired	(16,667)	$2.67
Balance, December 31, 2016	681,527	$5.01
Granted	-	-
Expired	(333,333)	$6.75
Balance, December 31, 2017	348,194	$3.33